PF Mid-Cap Equity Fund (formerly called PL MID-CAP EQUITY FUND)
PF Mid-Cap Equity Fund (formerly named PL Mid-Cap Equity Fund)
Investment Goal
This Fund seeks capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		PF Mid-Cap Equity Fund (formerly called PL MID-CAP EQUITY FUND) Class P
Management Fee		0.65%
Other Expenses		0.21%
Total Annual Fund Operating Expenses		0.86%
Less Expense Reimbursement	[1]	(0.06%)
Total Annual Fund Operating Expenses	[2]	0.80%
[1]	The investment adviser has agreed to limit certain “Other Expenses” incurred by the Fund that exceed an annual rate of 0.15% through 7/31/2016, and 0.30% from 8/1/2016 through 7/31/2022. The agreement will terminate: (i) if the investment advisory agreement is terminated, or (ii) upon approval of the Board of Trustees and prior written notice to the investment adviser. The investment adviser may recoup from the Fund amounts reimbursed in future periods, not to exceed three years from the end of the fiscal year in which the reimbursement took place, provided that the recoupment would not cause the Fund to exceed the expense cap that was in effect at the time of the reimbursement.
[2]	after Expense Reimbursement

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. The Example assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown, except for the expense cap, which is only reflected for the contractual periods. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.
Your expenses (in dollars) if you sell/redeem or hold all of your shares at the end of each period
Expense Example	1 year	3 years	5 years	10 years
PF Mid-Cap Equity Fund (formerly called PL MID-CAP EQUITY FUND) | Class P | USD ($)	82	268	471	1,055

Your expenses (in dollars) if you sell/redeem or hold all of your shares at the end of each period
Expense Example, No Redemption	1 year	3 years	5 years	10 years
PF Mid-Cap Equity Fund (formerly called PL MID-CAP EQUITY FUND) | Class P | USD ($)	82	268	471	1,055

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year ended March 31, 2015, the portfolio turnover rate was 172% of the average value of the Fund.
Principal Investment Strategies
Under normal circumstances, this Fund invests at least 80% of its assets in equity securities of companies with medium market capitalizations. The sub-adviser generally considers a company to be a mid-capitalization company if the company has a market capitalization range within the Russell Midcap Index. The sub-adviser may invest in real estate investment trusts (“REITs”). As of March 31, 2015, the market capitalization range for the Russell Midcap Index was approximately $211 million to $39.1 billion.

The Fund will invest primarily in securities of U.S. companies, but may invest up to 20% of its assets in securities of foreign companies, including through American Depositary Receipts (“ADRs”).

The sub-adviser seeks to invest in the securities of companies that are expected to benefit from macroeconomic or company-specific factors, and that are attractively priced relative to their fundamentals. In making investment decisions, the sub-adviser considers fundamental factors such as cash flow, financial strength, profitability, statistical valuation measures, potential or actual catalysts that could move the share price, accounting practices, management quality, risk factors such as litigation, the estimated fair value of the company, general economic and industry conditions, and additional information as appropriate.

The sub-adviser may sell a holding when it appreciates to a stated target, it fails to perform as expected or when other opportunities appear more attractive.
Principal Risks
As with any mutual fund, the value of the Fund’s investments, and therefore the value of your shares, may go up or down. There is no guarantee that the Fund will achieve its investment goal. There may be losses in the value of an investment as asset values fluctuate and you could lose money. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund may be affected by the following principal risks:
  Active Management Risk: The Manager’s judgments about the value or potential appreciation of an investment may prove to be incorrect or fail to have the intended results, which could adversely impact the Fund’s performance and cause it to underperform relative to other funds with similar investment goals or relative to its benchmark, or not to achieve its investment goal.
  Currency Risk: Currencies and securities denominated in foreign currencies may be affected by changes in exchange rates between those currencies and the U.S. dollar. Currency exchange rates may be volatile and may fluctuate in response to interest rate changes, the general economic conditions of a country, the actions of the U.S. and foreign governments, central banks, or supranational entities such as the International Monetary Fund, the imposition or removal of currency controls, other political or regulatory conditions in the U.S. or abroad, speculation, or other factors. A decline in the value of a foreign currency relative to the U.S. dollar reduces the value in U.S. dollars of the Fund’s investments in that foreign currency and investments denominated in that foreign currency.
  Equity Securities Risk: Stock markets are volatile. Equity securities tend to go up or down in value, sometimes rapidly and unpredictably, in response to many factors, including a company’s historical and prospective earnings, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. Due to the complexities of markets, events in one market or sector may adversely impact other markets or sectors.
  Foreign Markets Risk: Exposure to foreign markets can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country or region.
  Growth Companies Risk: Growth companies have the potential for above-average or rapid growth but may be subject to greater price volatility risk than investments in “undervalued” companies.
  Issuer Risk: The value of a security or instrument may decline for reasons directly related to the issuer, such as management, performance, financial leverage, changes in markets in which the issuer offers good or services, and reduced demand for the issuer’s goods or services.
  Market and Regulatory Risk: Events in the financial markets and economy may cause volatility and uncertainty and affect performance. Market events may affect a single issuer, industry, sector, or the market as a whole. In addition, because of interdependencies between markets, events in one market may adversely impact markets or issuers in which the Fund invests in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. During a general downturn in the financial markets, multiple asset classes may decline in value and the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests. Governmental and regulatory actions, including tax law changes, may also impair portfolio management and have unexpected or adverse consequences on particular markets, strategies, or investments. Future market or regulatory events may impact the Fund in unforeseen ways, such as causing the Fund to alter its existing strategies or potentially, to liquidate and close.
  Mid-Capitalization Companies Risk: Mid-capitalization companies may be riskier, subject to greater price volatility risk and more vulnerable to economic, market and industry changes than larger, more established companies. Mid-capitalization companies may have a shorter history of operations, more limited ability to raise capital, inexperienced management, limited product lines, less capital reserves and liquidity and more speculative prospects for future growth, sustained earnings or market share than larger companies, and are therefore more sensitive to economic, market and industry changes.
  Price Volatility Risk: The value of the Fund’s investments may go up or down rapidly or unpredictably. To the extent the Fund invests in more volatile investments, its value may also go up or down rapidly or unpredictably. Price volatility can be caused by many factors, including changes in the economy or financial markets or for reasons specific to a particular issuer.
  Real Estate Companies Risk: Investing in companies operating in the real estate and related industries, including Real Estate Investment Trusts (“REITs”) and Real Estate Operating Companies (“REOCs”), expose the Fund to the risks of the real estate market and to risks associated with the ownership of real estate. These risks can include fluctuations in the value of or destruction of underlying properties; tenant or borrower default; market saturation; changes in general and local economic conditions; decreases in market rates for rents; increases in vacancies; competition; property taxes; capital expenditures, or operating expenses; and other economic or political events affecting the real estate industry. Real estate companies and sectors and industries that affect the performance of real estate companies (such as banking or financial institutions) may be subject to extensive government regulation, which may change unexpectedly and frequently and significantly impact the Fund. REITs and REOCs may also be affected by risks similar to investments in debt securities, including interest rate risk and credit risk.
  Value Companies Risk: Value companies are those that are thought to be undervalued and trade for less than their intrinsic values. There is a risk that the determination that a stock is undervalued is not correct or is not recognized in the market.

Performance
The bar chart and table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s returns compare to a broad-based market index.

Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Performance reflects expense limitations that were in effect during the periods presented.
Calendar Year Total Returns (%)

Class P return for the period 1/1/15 through 6/30/15: 4.02% Best and worst quarterly performance reflected within the bar chart: Q2 2009: 20.83%; Q4 2008: (26.71%)
Average Annual Total Returns (For the periods ended December 31, 2014)
Average Annual Total Returns - PF Mid-Cap Equity Fund (formerly called PL MID-CAP EQUITY FUND)	1 year	5 years	10 years	Inception Date
Class P	4.42%	12.33%	6.06%	Dec. 31, 2004
Class P | (after taxes on distributions)	0.86%	10.99%	4.86%	Dec. 31, 2004
Class P | (after taxes on distributions and sale of shares)	4.34%	9.64%	4.59%	Dec. 31, 2004
Russell Midcap Index (reflects no deductions for the fees, expenses or taxes)	13.22%	17.19%	9.56%

The after-tax returns (a) are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes, and (b) are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In some instances, the return after taxes on distributions and sale of shares may be greater than the return before taxes because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable capital gains.